Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule of Goodwill
Goodwill, Beginning Balance	¥ 48,500
Increase in goodwill related to acquisition	540,693		¥ 48,500
Impairment of Goodwill	(48,500)		0
Goodwill, Ending Balance	540,693	$ 84,847	48,500
So-young
Schedule of Goodwill
Goodwill, Beginning Balance	48,500
Increase in goodwill related to acquisition	684		48,500
Impairment of Goodwill	(48,500)
Goodwill, Ending Balance	684		¥ 48,500
Wuhan Miracle
Schedule of Goodwill
Increase in goodwill related to acquisition	540,009
Goodwill, Ending Balance	¥ 540,009